Property and Equipment (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Less accumulated depreciation				$ (1,043)		$ (761)
Property plant and equipment, net	$ 84		$ 878	615		902
QDM Holdings Limited [Member]
Office equipment		1,673	1,673		$ 10,156
Less accumulated depreciation		(1,505)	(1,338)		(7,790)
Property plant and equipment, net		167	335		2,366
Office Equipment [Member]
Office equipment				$ 1,664		$ 1,664
Office Equipment [Member] | QDM Holdings Limited [Member]
Office equipment		$ 1,673	1,673		1,673
Leasehold Improvements [Member] | QDM Holdings Limited [Member]
Office equipment					$ 8,483